Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Lease Payments Under Non Cancelable Operating Leases

As of December 31, 2013, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to office premises and data center space consisting of the following:

	RMB	US$
2014	80,517	13,300
2015	76,031	12,559
2016	70,267	11,607
2017	69,676	11,510
2018 and thereafter	170,950	28,239

	467,441	77,215

Computer and Network Equipment and Construction in Progress
Purchase Commitments

As of December 31, 2013, the Company has the following commitments to purchase certain computer and network equipment and construction in progress:

	RMB	US$
2014	252,132	41,649
2015	6,172	1,020

	258,304	42,669

Bandwidth and Cabinet Capacity
Purchase Commitments

As of December 31, 2013, the Company had outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
2014	615,735	101,712
2015	33,341	5,508
2016	3,702	612
2017	3,230	534
2018 and thereafter	44,669	7,379

	700,677	115,745